Share-based Compensation - Prime Hubs Restricted Shares Plan (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥		¥ 187,094	¥ 333,495	¥ 679,468
Prime Hubs Restricted Shares Plan [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		4 years
Vesting percentage		25.00%
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares				7,058,338
Vested | shares				(7,058,338)
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares					$ 1.04
Vested | $ / shares					$ 1.04
Shares repurchased (in shares) | shares	562,500
Shares repurchased, consideration | ¥	¥ 7,490
Recognized share-based compensation expenses | ¥		¥ 0	¥ 0	¥ 39,560
Prime Hubs Restricted Shares Plan [Member] | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		1 year
Vesting percentage		100.00%